Portfolio of Investments
Variable Portfolio – Managed Risk U.S. Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 52.4%
	Shares	Value ($)
U.S. Large Cap 52.4%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	490,699	33,058,422
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	2,374,804	32,938,525
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	684,460	27,371,539
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	958,339	27,379,744
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	2,077,897	57,807,109
Total		178,555,339
Total Equity Funds (Cost $163,996,224)		178,555,339

Exchange-Traded Fixed Income Funds 4.8%

Investment Grade 4.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	76,185	7,805,153
Vanguard Intermediate-Term Corporate Bond ETF	111,000	8,400,480
Total		16,205,633
Total Exchange-Traded Fixed Income Funds (Cost $18,305,466)		16,205,633

Fixed Income Funds 29.5%

Investment Grade 29.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	5,919,098	48,359,030
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	5,645,233	52,274,862
Total		100,633,892
Total Fixed Income Funds (Cost $121,740,281)		100,633,892
Residential Mortgage-Backed Securities - Agency 4.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/18/2037	2.500%	910,000	823,479
10/18/2037- 10/13/2052	3.000%	11,075,000	9,797,150
10/13/2052	3.500%	6,500,000	5,849,492
Total Residential Mortgage-Backed Securities - Agency (Cost $17,202,077)			16,470,121

Options Purchased Puts 1.1%
Value ($)
(Cost $3,501,749)	3,839,805

Money Market Funds 11.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(a),(d)	39,301,819	39,282,168
Total Money Market Funds (Cost $39,280,513)		39,282,168
Total Investments in Securities (Cost: $364,026,310)		354,986,958
Other Assets & Liabilities, Net		(14,110,817)
Net Assets		340,876,141
At September 30, 2022, securities and/or cash totaling $2,907,845 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	90	12/2022	USD	16,206,750	—	(359,048)
U.S. Long Bond	25	12/2022	USD	3,160,156	—	(263,521)
U.S. Treasury 10-Year Note	45	12/2022	USD	5,042,812	—	(236,987)
U.S. Treasury 2-Year Note	44	12/2022	USD	9,037,188	—	(144,931)
Variable Portfolio – Managed Risk U.S. Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk U.S. Fund, September 30, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	73	12/2022	USD	7,848,070	—	(277,874)
U.S. Ultra Treasury Bond	19	12/2022	USD	2,603,000	—	(239,824)
Total					—	(1,522,185)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(38)	12/2022	USD	(6,842,850)	459,259	—

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	33,346,266	93	3,100.00	12/15/2023	1,692,140	1,763,745
S&P 500 Index	JPMorgan	USD	9,322,612	26	3,200.00	06/21/2024	470,471	651,560
S&P 500 Index	JPMorgan	USD	25,099,340	70	2,900.00	12/20/2024	1,339,138	1,424,500
Total							3,501,749	3,839,805

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 39	Morgan Stanley	12/20/2027	1.000	Quarterly	1.077	USD	11,000,000	(46,699)	—	—	—	(46,699)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	37,658,872	101,614,761	(99,996,562)	5,097	39,282,168	—	(15,269)	225,540	39,301,819
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	39,745,297	4,534,680	(1,527,018)	(9,694,537)	33,058,422	—	(8,345)	—	490,699
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	46,248,954	13,605,479	(827,658)	(10,667,745)	48,359,030	33,988	(212,826)	1,646,372	5,919,098
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	39,447,129	5,068,548	(1,668,477)	(9,908,675)	32,938,525	—	(61,853)	—	2,374,804
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	15,946,150	393,575	(16,904,007)	564,282	—	83,887	(1,221,873)	36,417	—
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	32,350,303	7,718,162	(1,919,183)	(10,777,743)	27,371,539	—	(297,023)	—	684,460
2	Variable Portfolio – Managed Risk U.S. Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk U.S. Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	32,744,558	2,106,697	(2,613,268)	(4,858,243)	27,379,744	—	92,481	—	958,339
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	49,443,093	15,865,480	(4,326,717)	(8,706,994)	52,274,862	418,027	(675,804)	956,206	5,645,233
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	68,812,441	7,794,387	(2,731,363)	(16,068,356)	57,807,109	—	(95,207)	—	2,077,897
Total	362,396,797			(70,112,914)	318,471,399	535,902	(2,495,719)	2,864,535

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2022.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Risk U.S. Fund | Third Quarter Report 2022	3

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3QT7044_12_A01_(11/22)